PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of composition of property, equipment and software, grouped by major classifications

Composition of property, equipment and software, grouped by major classifications, is as follows:

	March 31,	December 31,
	2021	2020
Leasehold improvements	$7,965	$8,157
Furniture and office equipment	3,584	3,579
Computers, software and
peripheral equipment	28,451	27,322
Property, equipment and software	40,000	39,058
Accumulated depreciation	(28,097)	(26,364)
Property, equipment and software, net	$11,903	$12,694

	December 31,
	2020	2019
Leasehold improvements	$8,157	$7,818
Furniture and office equipment	3,579	3,324
Computers, software and peripheral equipment	27,322	22,179
Accumulated depreciation	(26,364)	(19,049)
	$12,694	$14,272